Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Foreign Currency Forward Contracts

As at December 31, 2013, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars) Non-hedge	Average Forward Rate(1)	Expected Maturity
				2014	2015
				(in thousands of U.S. Dollars)
Norwegian Kroner	333,000	(842)	6.02	49,563	5,764

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Summary of Cross Currency Swaps

As at December 31, 2013, the Partnership was committed to the following cross currency swaps:

Principal Amount NOK	Principal Amount USD	Floating Rate Receivable			Fair Value / Asset (Liability)
		Reference Rate	Margin	Fixed Rate Payable		Remaining Term (years)

600,000	101,351	NIBOR	5.75%	7.49%	(5,503)	3.1
500,000	89,710	NIBOR	4.00%	4.80%	(8,185)	2.1
800,000	143,536	NIBOR	4.75%	5.93%	(11,745)	4.1

					(25,433)

Interest Rate Swap Agreements

As at December 31, 2013, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	800,000	(103,818)	8.9	4.7
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	934,189	(37,325)	6.0	2.7

		1,734,189	(141,143)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2013, ranged from 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Notional amount reduces quarterly or semi-annually.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Accounts Receivable	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
	$	$	$	$	$	$
As at December 31, 2013
Foreign currency contracts	—	213	4	—	(976)	(83)
Cross currency swap	12	287	—	—	(311)	(25,421)
Interest rate swaps	—	—	10,319	(9,174)	(46,657)	(95,631)

	12	500	10,323	(9,174)	(47,944)	(121,135)

As at December 31, 2012
Foreign currency contracts	—	2,160	—	—	(7)	—
Cross currency swap	284	10,238	2,913	—	—	—
Interest rate swaps	—	—	—	(9,259)	(47,741)	(213,731)

	284	12,398	2,913	(9,259)	(47,748)	(213,731)

Effective Portion of Gains (Losses) on Foreign Currency Contracts

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency forward contracts designated and qualifying as cash flow hedges that were (1) recognized in other comprehensive income (loss), (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) recognized in the ineffective portion of (losses) gains on derivative instruments designated and qualifying as cash flow hedges.

	Year Ended December 31, 2013				Year Ended December 31, 2012
Balance Sheet (AOCI)	Statement of Income			Balance Sheet (AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
$	$	$		$	$	$
6	—	—	Vessel operating expenses	713	—	—	Vessel operating expenses
	(52)	(59)	General and administrative expenses		217	(440)	General and administrative expenses

6	(52)	(59)		713	217	(440)

	Year Ended December 31, 2011
Balance Sheet (AOCI)	Statement of Loss
Effective Portion	Effective Portion	Ineffective Portion
$	$	$
319	833	(300)	Vessel operating expenses
	1,512	(6)	General and administrative expenses

319	2,345	(306)

Effect of Gains (Losses) on Derivatives

The effect of the gains (losses) on these derivatives on the consolidated statements of income (loss) for the years ended 2013, 2012, and 2011 is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Realized (losses) gains relating to:
Interest rate swap termination	(31,798)	—	—
Interest rate swaps	(63,050)	(58,596)	(58,475)
Foreign currency forward contracts	(824)	2,969	4,704

	(95,672)	(55,627)	(53,771)

Unrealized gains (losses) relating to:
Interest rate swaps	133,488	26,100	(100,306)
Foreign currency forward contracts	(2,996)	3,178	(5,667)

	130,492	29,278	(105,973)

Total realized and unrealized gains (losses) on derivative instruments	34,820	(26,349)	(159,744)

Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss)

The effect of the (loss) gain on cross currency swaps on the consolidated statements of income (loss) for the years ended 2013, 2012, and 2011 is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Realized gain on partial termination of cross- currency swap	6,800	—	—
Realized gains	1,563	2,992	2,881
Unrealized (losses) gains	(38,596)	10,700	(1,581)

Total realized and unrealized (losses) gains on cross currency swaps	(30,233)	13,692	1,300